Predecessor Liabilities Subject To Compromise (LSTC) - (TCEH Letter of Credit Facility Activity) (Detail) - Predecessor - USD ($) $ in Millions	Oct. 03, 2016	Dec. 31, 2015
Reorganization Items [Line Items]
Liabilities subject to compromise	$ 33,749	$ 33,734
Restricted cash	650	507
EFH Corp. [Member]
Reorganization Items [Line Items]
Liabilities subject to compromise	$ 8
Tceh Floating Rate Letter of Credit Facility due October 10, 2017 [Member] | Texas Competitive Electric Holdings Company LLC [Member]
Reorganization Items [Line Items]
Restricted cash		507
Restricted Cash, Amount supported in letters of credit outstanding		$ 0